FRANKLIN TEMPLETON AGGRESSIVE MODEL PORTFOLIO

Schedules of investments (unaudited)	September 30, 2021

(Percentages shown based on Portfolio net assets)

DESCRIPTION		SHARES	VALUE
INVESTMENTS IN UNDERLYING FUNDS - 99.1%
American Funds Insurance Series:
Growth Fund, Class 1A		74,227	$8,744,677
Washington Mutual Investors Fundsm, Class 1A		785,800	12,761,384
BNY Mellon Investment Portfolios - Technology Growth Portfolio, Initial Shares		182,292	6,219,818
Fidelity Concord Street Trust:
Fidelity® 500 Index Fund, Institutional Premium Shares		205,109	30,758,108
Fidelity® International Index Fund, Institutional Premium Shares		169,389	8,327,149
Fidelity Salem Street Trust - Fidelity® U.S. Bond Index Fund, Institutional Premium Shares		974,382	11,770,536
Janus Aspen Series - Janus Henderson VIT Global Research Portfolio, Institutional Shares		121,495	8,222,780
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Appreciation Portfolio, Class I Shares		203,502	11,752,236	(a)
MainStay VP Funds Trust:
MainStay VP Epoch U.S. Equity Yield Portfolio, Initial Class		1,107,900	18,886,699
MainStay VP Fidelity Institutional AM® Utilities Portfolio, Initial Class		970,321	12,313,860	(b)
MainStay VP Small Cap Growth Portfolio, Initial Class		236,033	4,631,905
MainStay VP Wellington U.S. Equity Portfolio, Initial Class		697,254	23,008,561
MainStay VP Winslow Large Cap Growth Portfolio, Initial Class		325,263	12,359,132
Variable Insurance Products Fund:
VIP Emerging Markets Portfolio, Initial Class		633,083	8,812,510
VIP Equity-Income Portfolio, Initial Class		685,131	18,368,365
Variable Insurance Products Fund II - VIP Contrafund® Portfolio, Initial Class		77,062	4,103,560	(c)
Variable Insurance Products Fund III - VIP Growth Opportunities Portfolio, Initial Class		50,778	4,129,248

TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT-TERM INVESTMENTS (Cost - $196,161,492)			205,170,528

	RATE
SHORT-TERM INVESTMENTS - 1.7%
Blackrock Liquidity Funds - Treasury Trust Fund, Institutional Shares (Cost - $3,416,508)	0.015%	3,416,508	3,416,508

TOTAL INVESTMENTS - 100.8% (Cost - $199,578,000)			208,587,036
Liabilities in Excess of Other Assets - (0.8)%			(1,573,406)

TOTAL NET ASSETS - 100.0%			$207,013,630

(a)	Underlying Fund is affiliated with Franklin Resources, Inc. and more information about the Underlying Fund is available at www.franklintempleton.com (Note 2).

(b)	Fidelity Institutional AM is a registered service mark of FMR LLC.

(c)	Contrafund is a registered service mark of FMR LLC.

This Schedule of Investments is unaudited and is intended to provide information about the Portfolio’s investments as of the date of the schedule. Other information regarding the Portfolio is available in the Portfolio’s most recent annual or semi-annual shareholder report.

See Notes to Schedules of Investments.

Franklin Templeton Model Portfolio Funds 2021 Quarterly Report	1

FRANKLIN TEMPLETON MODERATELY AGGRESSIVE MODEL PORTFOLIO

Schedules of investments (unaudited)	September 30, 2021

(Percentages shown based on Portfolio net assets)

DESCRIPTION		SHARES	VALUE
INVESTMENTS IN UNDERLYING FUNDS - 98.7%
American Funds Insurance Series:
Growth Fund, Class 1A		211,420	$24,907,437
Washington Mutual Investors Fundsm, Class 1A		3,089,516	50,173,741
BNY Mellon Investment Portfolios - Technology Growth Portfolio, Initial Shares		442,938	15,113,040
Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Emerging Markets Bond Fund, Class 1		2,092,087	19,874,827
Fidelity Concord Street Trust:
Fidelity® 500 Index Fund, Institutional Premium Shares		567,094	85,041,466
Fidelity® International Index Fund, Institutional Premium Shares		575,676	28,300,222
Fidelity Salem Street Trust - Fidelity® U.S. Bond Index Fund, Institutional Premium Shares		6,595,591	79,674,734
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Appreciation Portfolio, Class I Shares		766,037	44,238,641	(a)
MainStay VP Funds Trust:
MainStay VP Bond Portfolio, Initial Class		2,617,180	39,763,858
MainStay VP Epoch U.S. Equity Yield Portfolio, Initial Class		2,496,320	42,555,520
MainStay VP Fidelity Institutional AM® Utilities Portfolio, Initial Class		2,001,901	25,405,123	(b)
MainStay VP PIMCO Real Return Portfolio, Initial Class		2,448,604	23,921,880
MainStay VP Small Cap Growth Portfolio, Initial Class		1,073,325	21,062,937
MainStay VP Wellington U.S. Equity Portfolio, Initial Class		1,918,493	63,307,948
MainStay VP Winslow Large Cap Growth Portfolio, Initial Class		1,200,671	45,622,271
PIMCO Variable Insurance Trust:
PIMCO International Bond Portfolio (U.S. Dollar-Hedged), Institutional Class		2,572,193	27,856,852
PIMCO Total Return Portfolio, Institutional Class		4,597,784	49,794,003
Variable Insurance Products Fund:
VIP Emerging Markets Portfolio, Initial Class		1,258,366	17,516,456
VIP Equity-Income Portfolio, Initial Class		2,165,969	58,069,633
Variable Insurance Products Fund II - VIP Contrafund® Portfolio, Initial Class		286,796	15,271,857	(c)

TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT-TERM INVESTMENTS (Cost - $752,873,028)			777,472,446

	RATE
SHORT-TERM INVESTMENTS - 0.9%
Blackrock Liquidity Funds - Treasury Trust Fund, Institutional Shares (Cost - $7,203,666)	0.015%	7,203,666	7,203,666

TOTAL INVESTMENTS - 99.6% (Cost - $760,076,694)			784,676,112
Other Assets in Excess of Liabilities - 0.4%			2,973,606

TOTAL NET ASSETS - 100.0%			$787,649,718

(a)	Underlying Fund is affiliated with Franklin Resources, Inc. and more information about the Underlying Fund is available at www.franklintempleton.com (Note 2).

(b)	Fidelity Institutional AM is a registered service mark of FMR LLC.

(c)	Contrafund is a registered service mark of FMR LLC.

This Schedule of Investments is unaudited and is intended to provide information about the Portfolio’s investments as of the date of the schedule. Other information regarding the Portfolio is available in the Portfolio’s most recent annual or semi-annual shareholder report.

See Notes to Schedules of Investments.

2	Franklin Templeton Model Portfolio Funds 2021 Quarterly Report

FRANKLIN TEMPLETON MODERATE MODEL PORTFOLIO

Schedules of investments (unaudited)	September 30, 2021

(Percentages shown based on Portfolio net assets)

DESCRIPTION		SHARES	VALUE
INVESTMENTS IN UNDERLYING FUNDS - 99.6%
American Funds Insurance Series:
Growth Fund, Class 1A		120,054	$14,143,530
Washington Mutual Investors Fundsm, Class 1A		2,592,632	42,104,345
BNY Mellon Investment Portfolios - Technology Growth Portfolio, Initial Shares		417,806	14,255,545
Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Emerging Markets Bond Fund, Class 1		1,887,433	17,930,611
Fidelity Concord Street Trust:
Fidelity® 500 Index Fund, Institutional Premium Shares		621,320	93,173,093
Fidelity® International Index Fund, Institutional Premium Shares		596,983	29,347,664
Fidelity Salem Street Trust - Fidelity® U.S. Bond Index Fund, Institutional Premium Shares		4,335,052	52,367,432
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Appreciation Portfolio, Class I Shares		547,397	31,612,167	(a)
MainStay VP Funds Trust:
MainStay VP Bond Portfolio, Initial Class		2,343,709	35,608,902
MainStay VP Epoch U.S. Equity Yield Portfolio, Initial Class		1,644,449	28,033,409
MainStay VP Fidelity Institutional AM® Utilities Portfolio, Initial Class		3,056,491	38,788,406	(b)
MainStay VP MacKay Convertible Portfolio, Initial Class		1,666,058	31,881,361
MainStay VP MacKay Government Portfolio, Initial Class		1,287,232	14,289,562
MainStay VP PIMCO Real Return Portfolio, Initial Class		2,192,591	21,420,739
MainStay VP Small Cap Growth Portfolio, Initial Class		721,084	14,150,556
MainStay VP Wellington U.S. Equity Portfolio, Initial Class		1,118,536	36,910,342
MainStay VP Winslow Large Cap Growth Portfolio, Initial Class		465,790	17,698,763
PIMCO Variable Insurance Trust:
PIMCO International Bond Portfolio (U.S. Dollar-Hedged), Institutional Class		2,303,420	24,946,040
PIMCO Total Return Portfolio, Institutional Class		9,551,870	103,446,753
Variable Insurance Products Fund - VIP Equity-Income Portfolio, Initial Class		1,176,730	31,548,122
Variable Insurance Products Fund II - VIP Contrafund® Portfolio, Initial Class		264,934	14,107,746	(c)

TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT-TERM INVESTMENTS (Cost - $691,054,275)			707,765,088

	RATE
SHORT-TERM INVESTMENTS - 1.0%
Blackrock Liquidity Funds - Treasury Trust Fund, Institutional Shares (Cost - $7,106,092)	0.015%	7,106,092	7,106,092

TOTAL INVESTMENTS - 100.6% (Cost - $698,160,367)			714,871,180
Liabilities in Excess of Other Assets - (0.6)%			(4,473,352)

TOTAL NET ASSETS - 100.0%			$710,397,828

(a)	Underlying Fund is affiliated with Franklin Resources, Inc. and more information about the Underlying Fund is available at www.franklintempleton.com (Note 2).

(b)	Fidelity Institutional AM is a registered service mark of FMR LLC.

(c)	Contrafund is a registered service mark of FMR LLC.

This Schedule of Investments is unaudited and is intended to provide information about the Portfolio’s investments as of the date of the schedule. Other information regarding the Portfolio is available in the Portfolio’s most recent annual or semi-annual shareholder report.

See Notes to Schedules of Investments.

Franklin Templeton Model Portfolio Funds 2021 Quarterly Report	3

FRANKLIN TEMPLETON MODERATELY CONSERVATIVE MODEL PORTFOLIO

Schedules of investments (unaudited)	September 30, 2021

(Percentages shown based on Portfolio net assets)

DESCRIPTION		SHARES	VALUE
INVESTMENTS IN UNDERLYING FUNDS - 99.5%
American Funds Insurance Series:
Growth Fund, Class 1A		47,310	$5,573,644
Washington Mutual Investors Fundsm, Class 1A		724,022	11,758,110
Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Emerging Markets Bond Fund, Class 1		1,041,560	9,894,822
Fidelity Concord Street Trust:
Fidelity® 500 Index Fund, Institutional Premium Shares		228,372	34,246,723
Fidelity® International Index Fund, Institutional Premium Shares		113,538	5,581,517
Fidelity Salem Street Trust - Fidelity® U.S. Bond Index Fund, Institutional Premium Shares		1,773,458	21,423,375
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Appreciation Portfolio, Class I Shares		143,884	8,309,273	(a)
MainStay VP Funds Trust:
MainStay VP Bond Portfolio, Initial Class		1,936,236	29,418,005
MainStay VP Epoch U.S. Equity Yield Portfolio, Initial Class		607,654	10,358,867
MainStay VP Fidelity Institutional AM® Utilities Portfolio, Initial Class		931,123	11,816,414	(b)
MainStay VP MacKay Convertible Portfolio, Initial Class		474,393	9,077,890
MainStay VP MacKay Government Portfolio, Initial Class		1,010,617	11,218,865
MainStay VP PIMCO Real Return Portfolio, Initial Class		1,794,197	17,528,583
MainStay VP Small Cap Growth Portfolio, Initial Class		284,185	5,576,839
MainStay VP Wellington U.S. Equity Portfolio, Initial Class		210,046	6,931,260
MainStay VP Winslow Large Cap Growth Portfolio, Initial Class		183,652	6,978,281
PIMCO Variable Insurance Trust:
PIMCO International Bond Portfolio (U.S. Dollar-Hedged), Institutional Class		1,938,049	20,989,073
PIMCO Total Return Portfolio, Institutional Class		3,886,637	42,092,276
Variable Insurance Products Fund - VIP Equity-Income Portfolio, Initial Class		386,565	10,363,816

TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT-TERM INVESTMENTS (Cost - $275,951,420)			279,137,633

	RATE
SHORT-TERM INVESTMENTS - 1.5%
Blackrock Liquidity Funds - Treasury Trust Fund, Institutional Shares (Cost - $4,152,281)	0.015%	4,152,281	4,152,281

TOTAL INVESTMENTS - 101.0% (Cost - $280,103,701)			283,289,914
Liabilities in Excess of Other Assets - (1.0)%			(2,785,605)

TOTAL NET ASSETS - 100.0%			$280,504,309

(a)	Underlying Fund is affiliated with Franklin Resources, Inc. and more information about the Underlying Fund is available at www.franklintempleton.com (Note 2).

(b)	Fidelity Institutional AM is a registered service mark of FMR LLC.

This Schedule of Investments is unaudited and is intended to provide information about the Portfolio’s investments as of the date of the schedule. Other information regarding the Portfolio is available in the Portfolio’s most recent annual or semi-annual shareholder report.

See Notes to Schedules of Investments.

4	Franklin Templeton Model Portfolio Funds 2021 Quarterly Report

FRANKLIN TEMPLETON CONSERVATIVE MODEL PORTFOLIO

Schedules of investments (unaudited)	September 30, 2021

(Percentages shown based on Portfolio net assets)

DESCRIPTION		SHARES	VALUE
INVESTMENTS IN UNDERLYING FUNDS - 98.6%
American Funds Insurance Series - Washington Mutual Investors Fundsm, Class 1A		164,960	$2,678,957
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund, Class I		702,188	5,364,715
Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Emerging Markets Bond Fund, Class 1		626,283	5,949,693
Fidelity Concord Street Trust - Fidelity® 500 Index Fund, Institutional Premium Shares		102,693	15,399,788
Fidelity Salem Street Trust - Fidelity® U.S. Bond Index Fund, Institutional Premium Shares		1,203,855	14,542,571
MainStay VP Funds Trust:
MainStay VP Bond Portfolio, Initial Class		1,313,218	19,952,247
MainStay VP Epoch U.S. Equity Yield Portfolio, Initial Class		294,236	5,015,935
MainStay VP MacKay Government Portfolio, Initial Class		844,092	9,370,267
MainStay VP PIMCO Real Return Portfolio, Initial Class		1,366,106	13,346,315
MainStay VP Small Cap Growth Portfolio, Initial Class		134,760	2,644,523
PIMCO Variable Insurance Trust:
PIMCO International Bond Portfolio (U.S. Dollar-Hedged), Institutional Class		1,480,349	16,032,175
PIMCO Total Return Portfolio, Institutional Class		1,846,970	20,002,682
Variable Insurance Products Fund - VIP Equity-Income Portfolio, Initial Class		113,078	3,031,609

TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT-TERM INVESTMENTS (Cost - $134,097,097)			133,331,477

	RATE
SHORT-TERM INVESTMENTS - 0.7%
Blackrock Liquidity Funds - Treasury Trust Fund, Institutional Shares (Cost - $920,985)	0.015%	920,985	920,985

TOTAL INVESTMENTS - 99.3% (Cost - $135,018,082)			134,252,462
Other Assets in Excess of Liabilities - 0.7%			904,803

TOTAL NET ASSETS - 100.0%			$135,157,265

This Schedule of Investments is unaudited and is intended to provide information about the Portfolio’s investments as of the date of the schedule. Other information regarding the Portfolio is available in the Portfolio’s most recent annual or semi-annual shareholder report.

See Notes to Schedules of Investments.

Franklin Templeton Model Portfolio Funds 2021 Quarterly Report	5

Notes to Schedules of Investments (unaudited)

1. Organization and significant accounting policies

Franklin Templeton Aggressive Model Portfolio (formerly known as Legg Mason/QS Aggressive Model Portfolio) (“Aggressive Model Portfolio”), Franklin Templeton Moderately Aggressive Model Portfolio (formerly known as Legg Mason/QS Moderately Aggressive Model Portfolio) (“Moderately Aggressive Model Portfolio”), Franklin Templeton Moderate Model Portfolio (formerly known as Legg Mason/QS Moderate Model Portfolio) (“Moderate Model Portfolio”), Franklin Templeton Moderately Conservative Model Portfolio (formerly known as Legg Mason/QS Moderately Conservative Model Portfolio) (“Moderately Conservative Model Portfolio”) and Franklin Templeton Conservative Model Portfolio (formerly known as Legg Mason/QS Conservative Model Portfolio) (“Conservative Model Portfolio”) (the “Portfolios”) are separate non-diversified investment series of Legg Mason Partners Variable Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Portfolios invest in insurance-dedicated mutual funds that have been selected by New York Life Insurance and Annuity Corporation (“NYLIAC”) as investment options for use with their variable annuity and variable universal life insurance policies, noninsurance-dedicated mutual funds and exchange traded funds (“Underlying Funds”). The Underlying Funds include funds managed by investment advisers that are not affiliated with Franklin Resources, Inc. (“Franklin Resources”) and funds managed by Franklin Resources affiliated investment advisers. Shares of the Portfolios are offered to variable annuity and variable life insurance separate accounts established by NYLIAC.

Shares of the Portfolios may only be purchased or redeemed through variable annuity contracts and variable life insurance policies issued by NYLIAC through their separate accounts.

The following are significant accounting policies consistently followed by the Portfolios and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the day of valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Portfolios hold securities or other assets that are denominated in a foreign currency, the Portfolios will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before each Portfolio calculates its net asset value, the Portfolios value these securities as determined in accordance with procedures approved by the Portfolios’ Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (formerly known as Legg Mason North Atlantic Fund Valuation Committee prior to March 1, 2021) (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Portfolios’ pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Portfolios, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from

6

Notes to Schedules of Investments (unaudited) (continued)

financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities. Additionally, if the closing net asset value per share for an Underlying Fund is not available on the day of valuation, the Valuation Committee may adjust the Underlying Fund’s last available net asset value per share to account for significant events that have occurred subsequent to the Underlying Fund’s last net asset value per share calculation but prior to the day of valuation.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Portfolios use valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolios’ assets carried at fair value:

Aggressive Model Portfolio

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Investments in Underlying Funds†	$112,464,310	$92,706,218	—	$205,170,528
Short-Term Investments†	3,416,508	—	—	3,416,508

Total Investments	$115,880,818	$92,706,218	—	$208,587,036

†	See Schedule of Investments for additional detailed categorizations.

Moderately Aggressive Model Portfolio

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Investments in Underlying Funds†	$440,751,731	$336,720,715	—	$777,472,446
Short-Term Investments†	7,203,666	—	—	7,203,666

Total Investments	$447,955,397	$336,720,715	—	$784,676,112

†	See Schedule of Investments for additional detailed categorizations.

7

Notes to Schedules of Investments (unaudited) (continued)

Moderate Model Portfolio

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Investments in Underlying Funds†	$412,735,173	$295,029,915	—	$707,765,088
Short-Term Investments†	7,106,092	—	—	7,106,092

Total Investments	$419,841,265	$295,029,915	—	$714,871,180

†	See Schedule of Investments for additional detailed categorizations.

Moderately Conservative Model Portfolio

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Investments in Underlying Funds†	$152,900,875	$126,236,758	—	$279,137,633
Short-Term Investments†	4,152,281	—	—	4,152,281

Total Investments	$157,053,156	$126,236,758	—	$283,289,914

†	See Schedule of Investments for additional detailed categorizations.

Conservative Model Portfolio

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Investments in Underlying Funds†	$80,323,233	$53,008,244	—	$133,331,477
Short-Term Investments†	920,985	—	—	920,985

Total Investments	$81,244,218	$53,008,244	—	$134,252,462

†	See Schedule of Investments for additional detailed categorizations.

2. Transactions with affiliated companies

As defined by the 1940 Act, an affiliated company is one in which the Portfolios own 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Portfolios. The following Underlying Funds were considered affiliated companies for all or some portion of the period ended September 30, 2021. The following transactions were effected in such Underlying Funds for the period ended September 30, 2021.

Aggressive Model Portfolio		Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Return of Capital from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at September 30, 2021
	Affiliate Value at December 31, 2020	Cost	Shares	Cost	Shares
ClearBridge Variable Appreciation Portfolio, Class I Shares	—	$11,812,108	203,502	—	—	—	—	—	$57,108	$(59,872)	$11,752,236

Moderately Aggressive Model Portfolio		Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Return of Capital from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at September 30, 2021
	Affiliate Value at December 31, 2020	Cost	Shares	Cost	Shares
ClearBridge Variable Appreciation Portfolio, Class I Shares	—	$44,450,361	766,037	—	—	—	—	—	$215,361	$(211,720)	$44,238,641

8

Notes to Schedules of Investments (unaudited) (continued)

Moderate Model Portfolio		Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Return of Capital from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at September 30, 2021
	Affiliate Value at December 31, 2020	Cost	Shares	Cost	Shares
ClearBridge Variable Appreciation Portfolio, Class I Shares	—	$31,740,644	547,397	—	—	—	—	—	$155,643	$(128,477)	$31,612,167

Moderately Conservative Model Portfolio		Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Return of Capital from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at September 30, 2021
	Affiliate Value at December 31, 2020	Cost	Shares	Cost	Shares
ClearBridge Variable Appreciation Portfolio, Class I Shares	—	$8,332,669	143,884	—	—	—	—	—	$42,669	$(23,396)	$8,309,273

9